Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 14,178,177	₩ 11,421,948
Total equity	14,981,510	13,462,388	₩ 12,704,956	₩ 11,783,410
Cash and deposits in banks	3,360,638	2,722,446
Borrowings (including bonds)	₩ 5,603,118	₩ 4,778,770
Total liabilities to equity ratio	95.00%	85.00%
Net borrowings to equity ratio	15.00%	15.00%